20 PAYMENT TO SHAREHOLDERS (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended	12 Months Ended
	May 29, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payment To Shareholders [Abstract]
Profit for the year			R$ 1,789,067	R$ 5,074,136	R$ 10,272
Dividends and interest on equity prescribed			2,209
Allocation of profits			1,791,276
Proposed destination:
Legal reserve			R$ (89,454)
Legal reserve (%)			5.00%
Mandatory minimum dividends:			R$ (424,903)
Mandatory minimum dividends: (%)			25.00%
Interim dividends approved by RCA on 09/18/2019			R$ (412,659)
Proposed dividends			(12,244)
Intended for statutory reserve of working capital			(1,276,919)
Total			R$ 11,361,932	R$ 10,013,440	R$ 8,288,229	R$ 7,384,521
Weighted average number of shares			1,380,114,547	1,373,250,595	1,357,133,047
Dividends per share	R$ 0.650910577	R$ 0.299003394	R$ 0.307875
In current liabilities
Dividends, beginning balance			R$ 900,541
Interim dividends approved on 09/18/2019			412,659
Proposed dividends			12,244
Dividends and interest on equity prescribed			(2,209)
Dividends paid in the exercise			(1,309,983)
Dividends, ending balance			R$ 13,252	R$ 900,541